Label	Element	Value
Pabrai Wagons Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pabrai Wagons Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pabrai Wagons Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended June 30, 2024, the Fund’s portfolio turnover rate was 45.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.34%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement reflect the current Expense Cap of 0.90% of the Fund’s average daily net assets, and does not correlate to the “Ratio of expenses to average net assets--after expense reimbursement/recoupment” provided in the Financial Highlights section of the statutory prospectus which reflects actual operating expenses for the Fund during the prior fiscal period (i.e., a combination of the previous Expense Cap of 1.14% of the Fund’s average daily net assets and the current Expense Cap of 0.90% of the Fund’s average daily net assets).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
(except that the example reflects the fee waiver/expense reimbursement arrangement through October 31, 2025).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities that the Fund will invest in consists primarily of common stocks of companies of any size market capitalization. The Fund may invest in both growth and value companies. In selecting investments, the portfolio manager can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Such companies may include companies that are experiencing management changes, for instance. The Fund may invest up to 100% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Exchange Traded Funds (“ETFs”), and directly in foreign equity securities. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries and up to 100% of the Fund’s total assets may be invested in securities of companies located in emerging markets. The Advisor considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Fund may also invest in pre-emerging markets, also known as frontier markets.
The Fund may also invest in preferred stocks, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may also invest in unregistered (“Rule 144A”) securities to the extent permitted by the 1940 Act. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
The investment philosophy of Dhandho Funds LLC (the “Advisor”) is rooted in the belief that exceptional investment performance is usually the product of only a few great investments held for a very long time; the key is to not only find the great investments, but also not sell them. The Fund will seek to buy high-quality businesses when they are available at a meaningful discount to their underlying intrinsic value. “High-quality” is defined as those businesses that have a proven, repeated ability to reinvest capital at high rates and are run by exceptional people. The Fund will be opportunistic and will be open to acquiring businesses in many different geographies. Once the Advisor acquires these businesses, it will endeavor to hold and allow them to compound for the long-run. Reminiscent of the defensive maneuver of American pioneers in the 1800s, the Fund will “circle the wagons” around its highest conviction holdings, which it believes will have the highest potential for investment returns. If the Fund needs to sell securities to meet cash needs, it will generally avoid selling these high conviction securities first. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation, when: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization, changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities that the Fund will invest in consists primarily of common stocks of companies of any size market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.wagonsfund.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wagonsfund.com
Pabrai Wagons Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Pabrai Wagons Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pabrai Wagons Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – Equity Securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Pabrai Wagons Fund | Foreign Securities Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities – Investing in foreign securities may involve increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.
Pabrai Wagons Fund | Risk of Focusing Investment On Region Or Country Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Focusing Investment on Region or Country – Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
◦India Investment Risk – In addition to the general risks applicable to emerging market securities, there are special risks associated with investments in Indian issuers, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.
◦Turkey Investment Risk – The Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia. The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit and currency volatility. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey may be subject to considerable degrees of social and political instability. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Fund has exposure.
◦Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
◦United Kingdom Investment Risk – Commonly known as “Brexit,” the United Kingdom’s exit from the EU may result in substantial volatility in foreign exchange markets and may lead to a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact fund returns. Brexit may destabilize some or all of the other EU member countries and/or the Eurozone. These developments could result in losses to the Fund, as there may be negative effects on the value of the International Fund’s investments and/or on the Fund’s ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for the Fund to exit certain investments at an advantageous time or price.
◦Asia Investment Risk – Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Because a portion of the assets of the Fund may be invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector.
◦South Korea Investment Risk – Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Pabrai Wagons Fund | Risk of Focusing Investment On Region Or Country, India Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	India Investment Risk – In addition to the general risks applicable to emerging market securities, there are special risks associated with investments in Indian issuers, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value in India.
Pabrai Wagons Fund | Risk of Focusing Investment On Region Or Country, Turkey Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Turkey Investment Risk – The Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia. The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit and currency volatility. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey may be subject to considerable degrees of social and political instability. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Fund has exposure.
Pabrai Wagons Fund | Risk of Focusing Investment On Region Or Country, Eurozone Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
Pabrai Wagons Fund | Risk Of Focusing Investment On Region Or Country, United Kingdom Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	United Kingdom Investment Risk – Commonly known as “Brexit,” the United Kingdom’s exit from the EU may result in substantial volatility in foreign exchange markets and may lead to a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact fund returns. Brexit may destabilize some or all of the other EU member countries and/or the Eurozone. These developments could result in losses to the Fund, as there may be negative effects on the value of the International Fund’s investments and/or on the Fund’s ability to enter into certain transactions or value certain investments, and these developments may make it more difficult for the Fund to exit certain investments at an advantageous time or price.
Pabrai Wagons Fund | Risk Of Focusing Investment On Region Or Country, Asia Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asia Investment Risk – Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Because a portion of the assets of the Fund may be invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector.
Pabrai Wagons Fund | Risk Of Focusing Investment On Region Or Country, South Korea Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	South Korea Investment Risk – Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
Pabrai Wagons Fund | Emerging And Frontier Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging and Frontier Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
Pabrai Wagons Fund | Large-Cap Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Investment Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Pabrai Wagons Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
Pabrai Wagons Fund | Mid-Cap And Small-Cap Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.
Pabrai Wagons Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk – The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Pabrai Wagons Fund | Cash Position Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Position Risk – To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.
Pabrai Wagons Fund | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk – Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Pabrai Wagons Fund | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk – Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things: political, social, and economic developments abroad; currency movements; and different legal, regulatory, and tax environments.
Pabrai Wagons Fund | ETF Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Trading Risk – To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
Pabrai Wagons Fund | Foreign Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk – Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Advisor expects.
Pabrai Wagons Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse affects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may continue to do so.
Pabrai Wagons Fund | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Newer Fund Risk – The Fund is new with a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Pabrai Wagons Fund | Private Placement Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
Pabrai Wagons Fund | Real Estate Investment Trusts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trusts Risk – In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies; a decline in rents resulting from unanticipated economic, legal, or technological developments; or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
Pabrai Wagons Fund | Sector Emphasis Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk – From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Pabrai Wagons Fund | Retail Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAGNX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.49%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,605
Pabrai Wagons Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WGNIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.22%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,193

[1]	Effective January 1, 2024, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, shareholder servicing fees and any other class specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement to 0.90% of the Fund’s average daily net assets (the “Expense Cap”). Prior to January 1, 2024, the Fund’s Expense Cap was 1.14%. The Expense Cap is indefinite, but will remain in effect until at least October 31, 2025 and may be terminated at any time by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to the Advisor, or by the Advisor with consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.
[2]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement reflect the current Expense Cap of 0.90% of the Fund’s average daily net assets, and does not correlate to the “Ratio of expenses to average net assets--after expense reimbursement/recoupment” provided in the Financial Highlights section of the statutory prospectus which reflects actual operating expenses for the Fund during the prior fiscal period (i.e., a combination of the previous Expense Cap of 1.14% of the Fund’s average daily net assets and the current Expense Cap of 0.90% of the Fund’s average daily net assets).